Net Loss Per Share (Tables) - Leafly Holdings, Inc.[Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Net Loss Per Share (Tables) [Line Items]
Schedule of computation of basic and diluted net loss per share attributable to common stockholders
	Nine Months Ended September 30,
	2021	2020
Net loss (numerator)	$(6,880)	$(8,977)
Weighted average shares outstanding (denominator)	75,630	76,789
Basic and diluted net loss per share	$(0.09)	$(0.12)

	2020	2019
Net loss (numerator)	$(9,964)	$(31,936)
Weighted average shares outstanding (denominator)	76,431	69,186
Basic and diluted net loss per share	$(0.13)	$(0.46)

Schedule of three classes of common stock outstanding
	Nine Months Ended September 30, 2021
	Class 1	Class 2	Class 3
Net loss (numerator)	$(2,598)	$(3,811)	$(471)
Weighted average shares outstanding (denominator)	28,564	41,892	5,174
Basic and diluted net loss per share	$(0.09)	$(0.09)	$(0.09)
	Nine Months Ended September 30, 2020
	Class 1	Class 2	Class 3
Net loss (numerator)	$(3,340)	$(4,897)	$(740)
Weighted average shares outstanding (denominator)	28,572	41,884	6,333
Basic and diluted net loss per share	$(0.12)	$(0.12)	$(0.12)

	Year-ended December 31, 2020
	Class 1	Class 2	Class 3
Net loss (numerator)	$(3,725)	$(5,460)	$(779)
Weighted average shares outstanding (denominator)	28,570	41,886	5,975
Basic and diluted net loss per share	$(0.13)	$(0.13)	$(0.13)
	Year-ended December 31, 2019
	Class 1	Class 2	Class 3
Net loss (numerator)	$(13,335)	$(16,687)	$(1,914)
Weighted average shares outstanding (denominator)	28,889	36,150	4,147
Basic and diluted net loss per share	(0.46)	(0.46)	(0.46)

Schedule of antidilutive excluded from the computation of diluted net income per share attributable to common stockholders
	Nine Months Ended September 30,
	2021	2020
Shares subject to outstanding common stock options	11,527	4,499
Shares subject to convertible promissory notes	38,669	15,214
Series A preferred stock	18,702	18,702

	2020	2019
Shares subject to outstanding common stock options	6	5,982
Shares subject to convertible promissory notes	—	15,214
Series A preferred stock	18,702	—
	18,708	21,196